UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            -------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            -------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2017
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 19.4%

                  BANKS - 5.5%
          40,000  Bank of America Corp., Series CC ....................      6.20%          (a)      $     1,071,200
          30,000  Citigroup Capital XIII (b)...........................      7.68%       10/30/40            819,300
           6,799  Citigroup, Inc., Series J (c)........................      7.13%          (a)              202,202
          50,000  Citigroup, Inc., Series K (c)........................      6.88%          (a)            1,498,500
          26,045  FNB Corp. (c)........................................      7.25%          (a)              768,067
          80,000  GMAC Capital Trust I, Series 2 (b)...................      7.10%       02/15/40          2,124,000
          15,878  ING Groep N.V. ......................................      6.20%          (a)              413,622
          37,126  KeyCorp, Series E (c)................................      6.13%          (a)            1,092,618
          57,187  People's United Financial, Inc., Series A (c) .......      5.63%          (a)            1,612,102
          60,000  Royal Bank of Scotland Group PLC, Series L ..........      5.75%          (a)            1,515,600
          15,000  Valley National Bancorp, Series B (c)................      5.50%          (a)              392,250
          25,000  Wells Fargo & Co., Series Q (c)......................      5.85%          (a)              688,500
          54,369  Wintrust Financial Corp., Series D (c)...............      6.50%          (a)            1,548,429
                                                                                                     ---------------
                                                                                                          13,746,390
                                                                                                     ---------------

                  CAPITAL MARKETS - 1.8%
          25,000  Morgan Stanley, Series E (c).........................      7.13%          (a)              748,750
          80,000  Morgan Stanley, Series K (c).........................      5.85%          (a)            2,180,800
          52,446  State Street Corp., Series G (c).....................      5.35%          (a)            1,460,097
                                                                                                     ---------------
                                                                                                           4,389,647
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.1%
         106,810  KKR Financial Holdings LLC, Series A ................      7.38%          (a)            2,748,221
                                                                                                     ---------------

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 4.6%
         101,594  American Homes 4 Rent, Series A (d)..................      5.00%          (a)            2,900,509
          52,254  American Homes 4 Rent, Series B (d)..................      5.00%          (a)            1,490,545
           8,509  American Homes 4 Rent, Series C (d)..................      5.50%          (a)              242,773
          23,100  American Homes 4 Rent, Series E .....................      6.35%          (a)              612,150
          25,000  DuPont Fabros Technology, Inc., Series C ............      6.63%          (a)              705,000
          35,238  EPR Properties, Series F ............................      6.63%          (a)              904,912
         101,895  Equity Commonwealth .................................      5.75%       08/01/42          2,572,339
          18,759  Kilroy Realty Corp., Series H .......................      6.38%          (a)              468,788
          61,192  VEREIT, Inc., Series F ..............................      6.70%          (a)            1,613,633
                                                                                                     ---------------
                                                                                                          11,510,649
                                                                                                     ---------------

                  FOOD PRODUCTS - 0.2%
          13,791  CHS, Inc., Series 2 (c)..............................      7.10%          (a)              408,214
                                                                                                     ---------------

                  INSURANCE - 3.7%
           7,100  AmTrust Financial Services, Inc. ....................      7.50%       09/15/55            188,505
           4,415  Arch Capital Group, Ltd., Series E ..................      5.25%          (a)              108,697
          33,556  Aspen Insurance Holdings Ltd.........................      5.63%          (a)              875,140
          26,151  Aspen Insurance Holdings Ltd. (c)....................      5.95%          (a)              748,965
          33,951  Axis Capital Holdings Ltd., Series E ................      5.50%          (a)              850,133
          50,000  Delphi Financial Group, Inc. (b) (e).................      4.51%       05/15/37          1,003,125
          23,959  Endurance Specialty Holdings Ltd., Series C .........      6.35%          (a)              652,164


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
          14,443  National General Holdings Corp. .....................      7.63%       09/15/55          $ 373,785
          26,619  PartnerRe Ltd., Series H ............................      7.25%          (a)              803,628
          21,000  Phoenix Cos., Inc....................................      7.45%       01/15/32            407,532
          87,622  Reinsurance Group of America, Inc. (c)...............      5.75%       06/15/56          2,589,230
          23,000  Validus Holdings, Ltd. ..............................      5.80%          (a)              580,750
                                                                                                     ---------------
                                                                                                           9,181,654
                                                                                                     ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.8%
          38,824  Annaly Capital Management, Inc., Series F (c) .......      6.95%          (a)              964,776
          13,000  Invesco Mortgage Capital, Inc., Series B (c) ........      7.75%          (a)              328,250
          23,000  Two Harbors Investment, Corp., Series B (c) .........      7.63%          (a)              582,820
                                                                                                     ---------------
                                                                                                           1,875,846
                                                                                                     ---------------

                  MULTI-UTILITIES - 0.7%
          40,000  Integrys Holding, Inc. (c)...........................      6.00%       08/01/73          1,057,500
          30,000  Just Energy Group, Inc., Series A (c)................      8.50%          (a)              767,700
                                                                                                     ---------------
                                                                                                           1,825,200
                                                                                                     ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.0%
          81,710  New York Community Bancorp, Inc., Series A (c) ......      6.38%          (a)            2,405,542
                                                                                                     ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES.............................................         48,091,363
                  (Cost $45,333,798)                                                                 ---------------

$100 PAR PREFERRED SECURITIES - 3.3%

                  BANKS - 2.7%
          32,500  CoBank ACB, Series F (c) (f).........................      6.25%          (a)            3,413,517
          27,000  CoBank ACB, Series G ................................      6.13%          (a)            2,719,408
           5,500  Farm Credit Bank Of Texas (c) (e) (g)................      6.75%          (a)              602,250
                                                                                                     ---------------
                                                                                                           6,735,175
                                                                                                     ---------------

                  CONSUMER FINANCE - 0.6%
          18,498  SLM Corp., Series B (b)..............................      2.95%          (a)            1,324,457
                                                                                                     ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES............................................          8,059,632
                  (Cost $7,129,351)                                                                  ---------------

$1,000 PAR PREFERRED SECURITIES - 5.3%

                  BANKS - 2.8%
             500  AgStar Financial Services ACA (c) (e) (g) ...........      6.75%          (a)              534,969
           4,000  Farm Credit Bank Of Texas, Series 1 (e) (g) .........     10.00%          (a)            4,917,500
           1,261  Sovereign Real Estate Investment Trust (e) (g) ......     12.00%          (a)            1,580,979
                                                                                                     ---------------
                                                                                                           7,033,448
                                                                                                     ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$1,000 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
             500  Kinder Morgan GP, Inc. (b) (e) (g)...................      5.21%       08/18/57    $       456,125
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
           2,500  Centaur Funding Corp. (e) (g)........................      9.08%       04/21/20          2,907,031
                                                                                                     ---------------

                  INSURANCE - 1.1%
           3,000  XLIT Ltd., Series D (b)..............................      4.42%          (a)            2,803,125
                                                                                                     ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES............................................       13,199,729
                  (Cost $13,301,224)                                                                 ---------------

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 69.9%

                  BANKS - 31.5%
$      1,500,000  Australia & New Zealand Banking Group
                     Ltd. (c) (f) (h)..................................      6.75%          (a)            1,680,903
       2,600,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (h) ........      9.00%          (a)            2,718,201
         500,000  Banco Mercantil del Norte S.A. (c) (f) (h)...........      6.88%          (a)              525,000
       1,000,000  Banco Mercantil del Norte S.A. (c) (f) (h)...........      7.63%          (a)            1,055,300
       4,500,000  Bank of America Corp., Series DD (c).................      6.30%          (a)            5,101,875
       1,000,000  Bank of America Corp., Series M (c) .................      8.13%          (a)            1,045,910
       1,500,000  Bank of America Corp., Series Z (c)..................      6.50%          (a)            1,695,000
       3,000,000  Barclays PLC (c) (h).................................      7.88%          (a)            3,290,325
       1,500,000  Barclays PLC (c) (h).................................      8.25%          (a)            1,597,650
       1,500,000  BNP Paribas S.A. (c) (f) (h).........................      7.63%          (a)            1,665,000
       1,000,000  BPCE S.A. (c) (f)....................................     12.50%          (a)            1,213,750
       1,500,000  Citigroup, Inc., Series O (c)........................      5.88%          (a)            1,578,750
       1,250,000  Citigroup, Inc., Series R (c)........................      6.13%          (a)            1,343,750
       1,000,000  Citigroup, Inc., Series T (c)........................      6.25%          (a)            1,124,650
         500,000  Citizens Financial Group, Inc. (c)...................      5.50%          (a)              524,375
       2,500,000  CoBank ACB, Series I (c).............................      6.25%          (a)            2,790,552
       1,000,000  Commerzbank AG ......................................      8.13%       09/19/23          1,215,790
       1,000,000  Cooperatieve Rabobank UA (c) (f).....................     11.00%          (a)            1,161,350
         753,000  Cooperatieve Rabobank UA (c).........................     11.00%          (a)              874,497
       2,735,000  Credit Agricole S.A. (c) (f) (h).....................      8.13%          (a)            3,271,580
       2,000,000  Credit Agricole S.A. (c).............................      8.38%          (a)            2,240,200
       1,000,000  Danske Bank A/S (c) (h)..............................      6.13%          (a)            1,080,936
         500,000  Dresdner Funding Trust I ............................      8.15%       06/30/31            635,010
       1,000,000  HSBC Holdings PLC (c) (h)............................      6.38%          (a)            1,076,250
       1,500,000  ING Groep N.V. (c) (h)...............................      6.88%          (a)            1,632,891
       1,454,000  Intesa Sanpaolo S.p.A. (c) (f) (h)...................      7.70%          (a)            1,553,963
       1,000,000  JPMorgan Chase & Co., Series 1 (c)...................      7.90%          (a)            1,038,750
       1,500,000  JPMorgan Chase & Co., Series S (c)...................      6.75%          (a)            1,720,125
       1,000,000  Lloyds Bank PLC (c) (f)..............................     12.00%          (a)            1,360,250
       1,000,000  Lloyds Banking Group PLC (c) (h).....................      7.50%          (a)            1,115,000
       1,000,000  Morgan Stanley, Series H (c).........................      5.45%          (a)            1,036,250
       1,298,000  Natixis S.A. (c).....................................     10.00%          (a)            1,375,880
       2,559,000  PNC Financial Services Group, Inc. (c)...............      6.75%          (a)            2,882,074
       1,000,000  Royal Bank Of Scotland Group PLC (c) (h).............      8.00%          (a)            1,096,880


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
$      3,250,000  Royal Bank Of Scotland Group PLC (c) (h).............      8.63%          (a)      $     3,597,360
       1,500,000  Societe Generale S.A. (c) (f) (h)....................      7.38%          (a)            1,642,500
       1,000,000  Societe Generale S.A. (c) (f) (h)....................      7.88%          (a)            1,123,119
       1,500,000  Standard Chartered PLC (c) (f) (h)...................      7.75%          (a)            1,650,000
       2,000,000  UniCredit S.p.A. (c) (f).............................      5.86%       06/19/32          2,101,552
       1,500,000  UniCredit S.p.A. (c) (h).............................      8.00%          (a)            1,599,322
       4,500,000  Wells Fargo & Co., Series K (c)......................      7.98%          (a)            4,668,750
       1,500,000  Wells Fargo & Co., Series U (c)......................      5.88%          (a)            1,665,000
       4,000,000  Zions Bancorporation, Series J (c)...................      7.20%          (a)            4,440,000
                                                                                                     ---------------
                                                                                                          77,806,270
                                                                                                     ---------------

                  CAPITAL MARKETS - 2.0%
         308,000  Charles Schwab Corp. (c).............................      7.00%          (a)              352,814
       2,250,000  Credit Suisse Group AG (c) (f) (h)...................      7.50%          (a)            2,564,019
         500,000  E*Trade Financial Corp., Series A (c)................      5.88%          (a)              537,800
         500,000  Goldman Sachs Group, Inc., Series L (c)..............      5.70%          (a)              522,865
       1,000,000  UBS Group AG (c) (h).................................      7.13%          (a)            1,073,335
                                                                                                     ---------------
                                                                                                           5,050,833
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
       1,000,000  Koninklijke KPN N.V. (c).............................      7.00%       03/28/73          1,117,500
                                                                                                     ---------------

                  ELECTRIC UTILITIES - 5.5%
       3,500,000  Emera, Inc., Series 16-A (c).........................      6.75%       06/15/76          4,007,500
       4,000,000  Enel S.p.A. (c) (f)..................................      8.75%       09/24/73          4,830,000
       2,116,000  Nextera Energy Capital Holdings, Inc., Series D .....      7.30%       09/01/67          2,136,102
       1,000,000  Southern (The) Co., Series B (c).....................      5.50%       03/15/57          1,067,646
       1,500,000  Southern California Edison Co., Series E (c) ........      6.25%          (a)            1,672,500
                                                                                                     ---------------
                                                                                                          13,713,748
                                                                                                     ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.1%
       2,500,000  Transcanada Trust, Series 16-A (c)...................      5.88%       08/15/76          2,741,750
                                                                                                     ---------------

                  FOOD PRODUCTS - 3.9%
       1,300,000  Dairy Farmers of America, Inc. (e) (g)...............      7.13%          (a)            1,456,000
       3,000,000  Land O'Lakes Capital Trust I (e) (g).................      7.45%       03/15/28          3,450,000
       3,000,000  Land O'Lakes, Inc. (f)...............................      8.00%          (a)            3,330,000
       1,200,000  Land O'Lakes, Inc. (f)...............................      7.25%          (a)            1,296,000
                                                                                                     ---------------
                                                                                                           9,532,000
                                                                                                     ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
       1,575,000  AES Gener S.A. (c)...................................      8.38%       12/18/73          1,695,094
                                                                                                     ---------------

                  INDUSTRIAL CONGLOMERATES - 0.9%
         966,000  General Electric Co. (c).............................      6.38%       11/15/67            980,490
       1,250,000  General Electric Co., Series D (c)...................      5.00%          (a)            1,319,425
                                                                                                     ---------------
                                                                                                           2,299,915
                                                                                                     ---------------

                  INSURANCE - 17.7%
       1,000,000  AG Insurance S.A. (c)................................      6.75%          (a)            1,054,916


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$      1,000,000  AmTrust Financial Services, Inc......................      6.13%       08/15/23    $     1,001,610
       4,200,000  Aquarius & Investments PLC for Swiss Reinsurance Co.,
                     Ltd. (c) .........................................      8.25%         (a)             4,455,570
       1,215,000  Assured Guaranty Municipal Holdings, Inc. (c) (f)....      6.40%       12/15/66          1,187,055
       4,100,000  Catlin Insurance Co., Ltd. (b) (f)...................      4.28%         (a)             3,987,250
       1,000,000  CNP Assurances (c)...................................      6.88%         (a)             1,075,125
       2,500,000  CNP Assurances (c)...................................      7.50%         (a)             2,647,813
       3,300,000  Friends Life Holdings PLC (c)........................      7.88%         (a)             3,519,542
       1,000,000  Fukoku Mutual Life Insurance Co. (c).................      6.50%         (a)             1,137,480
       2,500,000  La Mondiale SAM (c)..................................      7.63%         (a)             2,680,875
       2,663,000  Liberty Mutual Group, Inc. (c) (f)...................      7.80%       03/15/37          3,348,722
       3,285,000  Liberty Mutual Group, Inc. (c).......................     10.75%       06/15/58          5,362,762
       1,830,000  MetLife, Inc. (f)....................................      9.25%       04/08/38          2,724,413
       1,250,000  Metlife, Inc. (c)....................................     10.75%       08/01/39          2,092,500
         600,000  Mitsui Sumitomo Insurance Co., Ltd. (c) (f)..........      7.00%       03/15/72            693,000
       1,000,000  Prudential Financial, Inc. (c).......................      5.63%       06/15/43          1,096,250
       2,000,000  QBE Insurance Group, Ltd. (c) (f)....................      7.50%       11/24/43          2,300,000
       2,500,000  QBE Insurance Group, Ltd. (c)........................      6.75%       12/02/44          2,803,125
         500,000  Sirius International Group Ltd. (b) (e) (g)..........      7.51%         (a)               500,000
                                                                                                     ---------------
                                                                                                          43,668,008
                                                                                                     ---------------

                  METALS & MINING - 0.2%
         500,000  BHP Billiton Finance USA Ltd. (c) (f)................      6.25%       10/19/75            547,000
                                                                                                     ---------------

                  OIL, GAS & CONSUMABLE FUELS - 4.6%
       4,231,400  Enbridge Energy Partners L.P. (c)....................      8.05%       10/01/37          4,241,978
         600,000  Enbridge, Inc. (c)...................................      5.50%       07/15/77            609,750
         500,000  Enbridge, Inc., Series 16-A (c)......................      6.00%       01/15/77            531,250
       2,161,000  Energy Transfer LP (b)...............................      4.33%       11/01/66          1,901,680
       3,000,000  Enterprise Products Operating LLC, Series A (b) .....      5.02%       08/01/66          3,015,750
       1,155,000  Enterprise Products Operating LLC, Series B (c) .....      7.03%       01/15/68          1,183,875
                                                                                                     ---------------
                                                                                                          11,484,283
                                                                                                     ---------------

                  TRANSPORTATION INFRASTRUCTURE - 1.3%
       3,045,000  AerCap Global Aviation Trust (c) (f).................      6.50%       06/15/45          3,288,600
                                                                                                     ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...............................................      172,945,001
                  (Cost $166,218,110)                                                                ---------------

                  TOTAL INVESTMENTS - 97.9%........................................................      242,295,725
                  (Cost $231,982,483) (i)

                  NET OTHER ASSETS AND LIABILITIES - 2.1%..........................................        5,105,308
                                                                                                     ---------------
                  NET ASSETS - 100.0%..............................................................  $   247,401,033
                                                                                                     ===============

-----------------------------

(a)   Perpetual maturity.


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2017.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2017.

(e) Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $53,513,843 or 21.6% of net assets.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(h) This security is a contingent convertible capital security, which may be subject to conversion into common stock of the issuer under certain circumstance. At July 31, 2017, securities noted as such amounted to $36,609,534 or 14.8% of net assets. Of these securities, 4.3% originated in emerging markets and 95.7% originated in foreign markets.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,981,769 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,668,527.


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
$25 Par Preferred Securities:
      Insurance...................................  $  9,181,654  $  7,770,997  $  1,410,657  $         --
      Multi-Utilities.............................     1,825,200       767,700     1,057,500            --
      Other industry categories*..................    37,084,509    37,084,509            --            --
                                                    ------------  ------------  ------------  ------------
Total $25 Par Preferred Securities................    48,091,363    45,623,206     2,468,157            --
$100 Par Preferred Securities:
      Banks.......................................     6,735,175            --     6,735,175            --
      Consumer Finance............................     1,324,457     1,324,457            --            --
                                                    ------------  ------------  ------------  ------------
Total $100 Par Preferred Securities...............     8,059,632     1,324,457     6,735,175            --
$1,000 Par Preferred Securities*..................    13,199,729            --    13,199,729            --
Capital Preferred Securities*.....................   172,945,001            --   172,945,001            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $242,295,725  $ 46,947,663  $195,348,062  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2017 (UNAUDITED)

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2017, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                                  ACQUISITION        SHARES/      CURRENT     CARRYING                  % OF NET
SECURITY                                             DATE          PAR AMOUNT      PRICE        COST         VALUE       ASSETS
---------------------------------------------  -----------------  -------------  ----------  -----------  -----------  -----------
AgStar Financial Services ACA, 6.75%                7/31/15                500   $ 1,069.94  $   526,250  $   534,969     0.22%
Centaur Funding Corp., 9.08%, 4/21/20           7/17/14-1/9/15           2,500     1,162.81    3,128,350    2,907,031     1.18
Dairy Farmers of America, Inc., 7.13%           9/15/16-10/4/16     $1,300,000       112.00    1,316,875    1,456,000     0.59
Farm Credit Bank of Texas, Series 1, 10.00%     3/24/14-4/7/16           4,000     1,229.38    4,978,560    4,917,500     1.99
Farm Credit Bank of Texas, 6.75%               12/08/15-12/18/15         5,500       109.50      568,000      602,250     0.24
Kinder Morgan GP, Inc., 5.21%                       6/20/17                500       912.25      457,500      456,125     0.18
Land O' Lakes Capital Trust I, 7.45%, 3/15/28   6/6/14-3/20/15      $3,000,000       115.00    3,080,020    3,450,000     1.39
Sirius International Group Ltd, 7.51%               5/19/15         $  500,000       100.00      525,000      500,000     0.20
Sovereign Real Estate Investment Trust,
12.00%                                          2/5/15-3/22/16           1,261     1,253.75    1,657,803    1,580,979     0.64
                                                                                             -----------  -----------     -----
                                                                                             $16,238,358  $16,404,854     6.63%
                                                                                             -----------  -----------     -----

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 84.9%

                  AIR FREIGHT & LOGISTICS - 3.2%
           9,722  Forward Air Corp. ..................................................  $       503,891
                                                                                        ---------------

                  BANKS - 6.6%
           7,734  Bank of Marin Bancorp. .............................................          515,471
          19,669  Veritex Holdings, Inc. (a)..........................................          524,179
                                                                                        ---------------
                                                                                              1,039,650
                                                                                        ---------------

                  BEVERAGES - 4.2%
           4,272  Boston Beer (The) Co., Inc., Class A (a)............................          669,850
                                                                                        ---------------

                  CAPITAL MARKETS - 3.6%
           6,892  Morningstar, Inc. ..................................................          569,072
                                                                                        ---------------

                  CHEMICALS - 3.4%
          12,890  Innophos Holdings, Inc. ............................................          538,415
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 3.3%
          29,138  Thermon Group Holdings, Inc. (a)....................................          520,696
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
          10,804  MTS Systems Corp. ..................................................          569,371
                                                                                        ---------------

                  FOOD PRODUCTS - 2.5%
          11,491  Snyder's-Lance, Inc. ...............................................          399,772
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
          12,864  Halyard Health, Inc. (a)............................................          517,390
          15,269  Natus Medical, Inc. (a).............................................          537,469
                                                                                        ---------------
                                                                                              1,054,859
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.0%
          11,555  Patterson Cos., Inc. ...............................................          482,075
           5,095  VCA, Inc. (a).......................................................          471,695
                                                                                        ---------------
                                                                                                953,770
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.3%
          45,153  Potbelly Corp. (a)..................................................          519,260
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 2.9%
          13,405  Raven Industries, Inc. .............................................          461,132
                                                                                        ---------------

                  INSURANCE - 4.8%
           8,195  Brown & Brown, Inc. ................................................          365,497
          22,020  OneBeacon Insurance Group Ltd., Class A ............................          403,406
                                                                                        ---------------
                                                                                                768,903
                                                                                        ---------------

                  IT SERVICES - 1.0%
           1,272  Gartner, Inc. (a)...................................................          163,223
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.2%
           3,027  Bio-Techne Corp. ...................................................          350,860
                                                                                        ---------------

                  MACHINERY - 9.2%
           8,820  Franklin Electric Co., Inc. ........................................          356,328
           3,750  Graco, Inc. ........................................................          435,150


                        See Notes to Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
           3,286  John Bean Technologies Corp. .......................................  $       303,627
           3,536  RBC Bearings, Inc. (a)..............................................          365,410
                                                                                        ---------------
                                                                                              1,460,515
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 7.1%
          10,706  Advisory Board (The) Co. (a)........................................          601,677
           8,142  Exponent, Inc. .....................................................          530,859
                                                                                        ---------------
                                                                                              1,132,536
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
           5,868  RE/MAX Holdings, Inc., Class A .....................................          341,224
                                                                                        ---------------

                  SOFTWARE - 3.2%
          26,964  Monotype Imaging Holdings, Inc. ....................................          508,271
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 6.0%
          14,693  Culp, Inc. .........................................................          440,790
          20,797  Movado Group, Inc. .................................................          511,606
                                                                                        ---------------
                                                                                                952,396
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       13,477,666
                  (Cost $11,561,646)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 3.2%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.2%
          17,688  Rayonier, Inc. .....................................................          514,190
                  (Cost $486,573)                                                       ---------------

                  TOTAL INVESTMENTS - 88.1% ..........................................       13,991,856
                  (Cost $12,048,219) (b)

                  NET OTHER ASSETS AND LIABILITIES - 11.9% ...........................        1,882,448
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    15,874,304
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,230,699 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $287,062.


                        See Notes to Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*....................................  $ 13,477,666  $ 13,477,666  $         --  $         --
Real Estate Investment Trusts*....................       514,190       514,190            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $ 13,991,856  $ 13,991,856  $         --  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services - Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2017 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 56.7%

                  AEROSPACE & DEFENSE - 0.2%
$        511,377  Transdigm, Inc., Term Loan F - Extended ................      4.23%        06/15/23    $      513,720
                                                                                                         --------------

                  AGRICULTURAL PRODUCTS - 0.0%
          90,000  Dole Foods Co., Term Loan B ............................   4.23%-4.30%     03/31/24            90,675
                                                                                                         --------------

                  APPAREL RETAIL - 0.0%
         154,263  Neiman Marcus Group, Inc., The, Other Term Loan ........      4.47%        10/25/20           113,812
                                                                                                         --------------

                  APPLICATION SOFTWARE - 2.6%
         731,429  CCC Information Resources, Inc., Term Loan B ...........      4.24%        03/31/24           732,804
         782,591  Epicor Software Corp., Term B Loan .....................      4.99%        06/01/22           785,768
         368,000  Hyland Software, Term Loan B ...........................      4.48%        07/01/22           372,140
         695,587  Informatica Corp. (Ithacalux S.A.R.L), Dollar Term
                     Loan.................................................      4.80%        08/05/22           697,764
         262,318  JDA Software Group (RP Crown Parent, Inc.), Term
                     Loan B...............................................      4.73%        09/22/23           265,269
         907,446  Kronos, Inc., Term Loan B ..............................      4.68%        11/01/23           918,045
         423,998  LANDesk Software, Inc., Term Loan B ....................      5.49%        01/18/24           420,729
          60,190  Micro Focus International (MA Finance LLC), MA Finance
                     TLB3.................................................      3.98%        04/18/24            60,209
         406,477  Micro Focus International (MA Finance LLC), Seattle
                     Spinco TLB...........................................      4.03%        04/18/24           406,603
       1,042,829  Mitchell International, Inc., Initial Term Loan.........      4.67%        10/13/20         1,046,739
         342,857  Qlik Technologies (Project Alpha Intermediate Holdings,
                     Inc.), Term Loan B...................................      4.81%        04/19/24           342,106
                                                                                                         --------------
                                                                                                              6,048,176
                                                                                                         --------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
         360,000  First Eagle Investment Management, Term Loan B .........      4.80%        12/01/22           363,938
         120,341  Guggenheim Partners Investment Management Holdings LLC,
                     Term Loan B..........................................      3.98%        07/22/23           121,153
         164,327  Hamilton Lane Advisors LLC, Initial Term Loan...........      4.73%        07/08/22           164,327
       1,143,917  Victory Capital Holdings (VCH Holdings LLC), Initial
                     Term Loan............................................      8.80%        10/31/21         1,157,507
                                                                                                         --------------
                                                                                                              1,806,925
                                                                                                         --------------

                  AUTO PARTS & EQUIPMENT - 0.2%
         391,695  Tower Automotive Holdings USA LLC, Term Loan B .........      4.00%        03/06/24           392,349
                                                                                                         --------------

                  BROADCASTING - 0.1%
          46,192  Cumulus Media Holdings, Inc., Term Loan ................      4.49%        12/23/20            36,911
         265,003  Tribune Media Co., Extended Term Loan C ................      4.23%        01/31/24           265,732


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BROADCASTING (CONTINUED)
$         21,262  Tribune Media Co., Term B Loan .........................      4.23%        12/27/20    $       21,315
                                                                                                         --------------
                                                                                                                323,958
                                                                                                         --------------

                  BUILDING PRODUCTS - 1.0%
       2,329,205  Quikrete Holdings, Inc., Term Loan B ...................      3.98%        11/15/23         2,336,611
                                                                                                         --------------

                  CABLE & SATELLITE - 0.3%
         600,000  UPC Financing Partnership, Term Loan AP ................      3.98%        04/15/25           603,000
         130,000  Virgin Media Finance PLC, Term Loan I ..................      3.98%        01/31/25           130,634
                                                                                                         --------------
                                                                                                                733,634
                                                                                                         --------------

                  CASINOS & GAMING - 5.1%
         196,875  Amaya Holdings B.V., 2nd Lien TL .......................      8.30%        07/31/22           199,828
       2,850,675  Amaya Holdings B.V., Term Loan B .......................      4.80%        08/01/21         2,862,448
       5,116,542  Caesars Entertainment Resort Properties LLC, Term
                     Loan B...............................................      4.73%        10/04/20         5,161,311
       3,748,375  Caesars Growth Partners LLC, Term Loan B ...............      4.23%        05/08/21         3,775,551
                                                                                                         --------------
                                                                                                             11,999,138
                                                                                                         --------------

                  COAL & CONSUMABLE FUELS - 0.2%
         233,062  Arch Coal, Inc., Term Loan B ...........................      5.23%        02/28/24           234,868
         226,693  Peabody Energy Corp., Exit Term Loan ...................      5.73%        02/28/22           228,564
                                                                                                         --------------
                                                                                                                463,432
                                                                                                         --------------

                  DISTRIBUTORS - 0.2%
         372,188  HD Supply, Inc., Term B-2 Loan .........................      4.05%        10/17/23           374,748
                                                                                                         --------------

                  DIVERSIFIED CHEMICALS - 0.1%
         195,516  Ineos US Finance LLC, Term Loan B ......................      4.01%        03/31/22           196,529
                                                                                                         --------------

                  DIVERSIFIED SUPPORT SERVICES - 0.4%
         727,949  Brickman Group Holdings, Inc, Initial Term Loan (First
                     Lien)................................................      4.23%        12/18/20           730,955
         179,640  Brickman Group Holdings, Inc, Second Lien Term Loan.....      7.73%        12/17/21           180,014
                                                                                                         --------------
                                                                                                                910,969
                                                                                                         --------------

                  ELECTRIC UTILITIES - 4.0%
         754,542  Dayton Power & Light Co., Term Loan B ..................      4.49%        08/31/22           763,974
       3,609,063  Energy Future Intermediate Holding Co., DIP Term Loan...      4.23%        06/28/18         3,634,327
       4,578,023  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremetal
                     Term Loan (c)........................................      4.48%        12/31/23         4,611,305
         201,018  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (c).....      3.98%        08/04/23           201,570
          46,076  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (c).....      3.98%        08/04/23            46,203
                                                                                                         --------------
                                                                                                              9,257,379
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
$        178,419  PSSI (Packers Holdings LLC), Term B Loan ...............      4.73%        12/02/21    $      179,757
         772,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                     Loan (First Lien)....................................      5.05%        01/15/21           773,930
                                                                                                         --------------
                                                                                                                953,687
                                                                                                         --------------

                  FOOD DISTRIBUTORS - 0.2%
         249,375  TKC Holdings, Inc., Term Loan B ........................      5.48%        01/31/23           250,856
         297,000  US Foods, Inc., Term Loan B ............................      3.99%        06/27/23           299,082
                                                                                                         --------------
                                                                                                                549,938
                                                                                                         --------------

                  FOOD RETAIL - 1.0%
         964,283  Albertsons LLC, Term Loan B4 ...........................      3.98%        08/25/21           961,274
         577,750  Albertsons LLC, Term Loan B5 ...........................      4.29%        12/21/22           576,768
         799,831  Albertsons LLC, Term Loan B6 ...........................      4.25%        06/22/23           798,719
                                                                                                         --------------
                                                                                                              2,336,761
                                                                                                         --------------

                  HEALTH CARE EQUIPMENT - 0.4%
         248,731  Alere, Inc., Term B Loan ...............................      4.49%        06/15/22           249,002
         646,800  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     Initial Term Loan....................................      4.48%        06/08/20           643,974
         100,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term
                     Loan B...............................................      4.55%        01/31/24           100,281
                                                                                                         --------------
                                                                                                                993,257
                                                                                                         --------------

                  HEALTH CARE FACILITIES - 1.5%
         201,724  Acadia Healthcare Co., Inc., Term Loan B1 ..............      3.97%        02/11/22           203,364
         123,125  Acadia Healthcare Co., Inc., Term Loan B2 ..............      3.98%        02/16/23           124,472
       1,633,154  CHS/Community Health Systems, Inc., Incremental 2021
                     Term H Loan..........................................      4.20%        01/27/21         1,629,986
         356,009  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B.....      4.21%        05/15/22           358,234
         871,080  Kindred Healthcare, Inc., New Term Loan ................      4.81%        04/09/21           870,357
         206,191  National Veterinary Associates (NVA Holdings, Inc.),
                     Term Loan B2.........................................      4.80%        08/14/21           207,543
                                                                                                         --------------
                                                                                                              3,393,956
                                                                                                         --------------

                  HEALTH CARE SERVICES - 4.4%
         941,669  21st Century Oncology, Inc., Tranche B Term Loan (d)....      7.43%        04/30/22           887,523
         737,475  Air Medical Group Holdings, Inc., Initial Term Loan.....      4.48%        04/28/22           721,803
          99,000  Air Medical Group Holdings, Inc., Term Loan B1..........      5.23%        04/28/22            98,320
         820,619  Air Methods Corp. (ASP AMC Intermediate Holdings Inc.),
                     Term Loan B..........................................      4.80%        04/13/24           817,541
         711,597  CareCore National LLC, Term Loan B .....................      5.23%        03/06/21           720,492
         358,279  CHG Healthcare Services, Inc, Term Loan B ..............      4.56%        06/07/23           362,220
         977,512  Curo Health Services Holdings, Inc., Term Loan B .......      5.93%        02/15/22           986,877


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$        170,999  Envision Healthcare Corp. (Emergency Medical Services
                     Corp.), Term Loan B..................................      4.30%        11/15/23    $      171,962
         198,503  ExamWorks Group, Inc., Term Loan B .........                  4.48%        07/27/23           199,827
       1,297,276  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                     (First Lien).........................................      5.32%        07/01/21         1,029,168
         857,143  Surgery Centers Holdings, Inc., Term Loan B ............      4.83%        06/30/24           864,643
       1,975,050  Team Health, Inc., Term Loan B .........................      3.98%        01/31/24         1,967,031
       1,524,887  U.S. Renal Care, Inc., Term Loan B .....................      5.55%        12/30/22         1,495,654
                                                                                                         --------------
                                                                                                             10,323,061
                                                                                                         --------------

                  HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.2%
         428,571  Tempo Acquisition, Term Loan B .........................      4.23%        04/19/24           431,876
                                                                                                         --------------

                  HYPERMARKETS & SUPER CENTERS - 1.4%
       3,067,754  BJ's Wholesale Club, Inc., 1st Lien Term Loan ..........      4.97%        01/31/24         2,999,435
         363,261  BJ's Wholesale Club, Inc., 2nd Lien Term Loan ..........      8.71%        01/26/25           353,725
                                                                                                         --------------
                                                                                                              3,353,160
                                                                                                         --------------

                  INDUSTRIAL CONGLOMERATES - 1.9%
       4,196,466  Gardner Denver, Inc., Initial Dollar Term Loan .........      4.55%        07/30/20         4,215,686
         129,350  Rexnord (RBS Global, Inc.), Term Loan B ................      4.04%        08/21/23           129,939
                                                                                                         --------------
                                                                                                              4,345,625
                                                                                                         --------------

                  INSURANCE BROKERS - 1.9%
         398,000  Amwins Group LLC, Term Loan B (First Lien) .............   3.98%-6.00%     01/31/24           399,051
       1,036,458  Confie Seguros Holding II Co., Term Loan B .............      6.73%        03/30/22         1,023,285
       1,117,559  HUB International Ltd., Initial Term Loan (New) ........      4.42%        10/02/20         1,124,890
         755,804  National Financial Partners Corp., Term Loan B .........      4.80%        12/09/23           759,741
       1,068,571  USI, Inc. (Compass Investors, Inc.), Term Loan B .......      4.18%        05/15/24         1,065,237
                                                                                                         --------------
                                                                                                              4,372,204
                                                                                                         --------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 2.2%
       3,672,788  Century Link (Qwest), Term Loan B ......................      2.75%        01/31/25         3,621,148
       1,405,594  Numericable U.S. LLC (Altice France S.A.), Term
                     Loan B10.............................................      4.56%        01/31/25         1,412,116
                                                                                                         --------------
                                                                                                              5,033,264
                                                                                                         --------------

                  LEISURE FACILITIES - 0.9%
         988,113  ClubCorp Club Operations, Inc., Term Loan B ............      4.05%        12/15/22           988,607


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LEISURE FACILITIES (CONTINUED)
$      1,128,455  Planet Fitness Holdings LLC, Term Loan B ...............      4.30%        03/31/21    $    1,139,040
                                                                                                         --------------
                                                                                                              2,127,647
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.4%
         255,793  Immucor, Inc., Term Loan B (First Lien) ................      6.24%        06/25/21           259,098
       2,076,865  InVentiv Health, Inc., Term Loan B .....................      4.95%        09/30/23         2,077,987
       1,050,833  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                     Inc.), Initial Term Loan.............................      5.05%        06/30/21         1,054,438
         380,000  Parexel, Bridge Term Loan  (e) (f)......................      7.00%        07/19/18           378,575
         972,160  Pharmaceutical Product Development, Inc., Term Loan B...   3.98%-4.05%     08/18/22           978,479
         891,765  Sterigenics International (STHI Intermediate Holing
                     Corp.), Term Loan B..................................      4.23%        05/15/22           891,390
                                                                                                         --------------
                                                                                                              5,639,967
                                                                                                         --------------

                  MANAGED HEALTH CARE - 0.4%
         814,292  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                     Loan B...............................................      4.30%        06/07/23           819,992
                                                                                                         --------------

                  METAL & GLASS CONTAINERS - 0.3%
         728,902  Berlin Packaging LLC, Term Loan B ......................      4.55%        10/01/21           732,546
                                                                                                         --------------

                  MOVIES & ENTERTAINMENT - 0.7%
         447,750  Creative Artists Agency LLC (CAA Holdings LLC), Term
                     Loan B...............................................      4.73%        02/15/24           450,920
       1,166,346  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)
                     Loan.................................................      4.50%        02/01/24         1,172,388
                                                                                                         --------------
                                                                                                              1,623,308
                                                                                                         --------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.1%
         377,825  American Energy Marcellus Holdings LLC (Ascent
                     Resources - Marcellus LLC), Initial Loan
                     (First Lien).........................................      5.47%        08/04/20           231,104
         472,222  American Energy Marcellus Holdings LLC (Ascent
                     Resources - Marcellus LLC), Initial Loan
                     (Second Lien)........................................      8.50%        08/04/21            33,646
                                                                                                         --------------
                                                                                                                264,750
                                                                                                         --------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 0.4%
         180,000  iPayment, Inc., Term Loan ..............................      7.31%        04/06/23           181,350
         792,000  Wex, Inc., Term Loan B .................................      3.98%        07/01/23           800,142
                                                                                                         --------------
                                                                                                                981,492
                                                                                                         --------------

                  PACKAGED FOODS & MEATS - 0.6%
       1,488,750  Amplify Snack Brands, Inc., Term Loan B ................      6.73%        08/31/23         1,490,879
                                                                                                         --------------

                  PAPER PACKAGING - 1.3%
       2,977,537  Reynolds Group Holdings, Inc., Term Loan B .............      4.23%        02/05/23         2,989,865
                                                                                                         --------------

                  PERSONAL PRODUCTS - 0.1%
         157,613  Prestige Brands, Inc., Term Loan B4 ....................      3.98%        01/19/24           158,379
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS - 5.4%
$        330,206  Akorn, Inc., Loan ......................................      5.50%        04/16/21    $      334,746
       1,640,943  Amneal Pharmaceuticals LLC, Term Loan B ................      4.80%        11/01/19         1,653,661
       1,126,128  Catalent Pharma Solutions, Inc., Term Loan B ...........      3.98%        05/20/21         1,133,369
       2,628,791  Concordia Healthcare Corp., Initial Dollar Term ........      5.50%        10/21/21         1,943,518
       1,218,284  Endo Pharmaceuticals Holdings, Inc., Term Loan B .......      5.50%        04/06/24         1,236,558
       2,183,552  Horizon Pharma, Inc., Term Loan B ......................      5.00%        03/22/24         2,194,469
       1,079,673  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Term
                     Loan B...............................................      4.41%        04/15/24         1,082,103
       3,024,209  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranch B Term Loan...................................      5.98%        04/01/22         3,080,217
                                                                                                         --------------
                                                                                                             12,658,641
                                                                                                         --------------

                  PROPERTY & CASUALTY INSURANCE - 0.5%
         562,648  Cunningham Lindsey U.S., Inc., Initial Term Loan
                     (First Lien).........................................      5.05%        12/10/19           520,449
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien)........................................      6.98%        02/28/22           606,000
                                                                                                         --------------
                                                                                                              1,126,449
                                                                                                         --------------

                  REAL ESTATE SERVICES - 0.7%
       1,542,358  DTZ Worldwide LTD., 2015-1 Additional Term Loan.........   4.45%-4.56%     11/04/21         1,550,070
                                                                                                         --------------

                  RESEARCH & CONSULTING SERVICES - 1.9%
       1,484,119  Acosta, Inc., Term Loan B ..............................      4.48%        09/26/21         1,349,925
       1,119,669  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien).........................................      4.55%        07/23/21         1,093,917
         200,000  Information Resources, Inc., Second Lien Term Loan......      9.48%        12/31/24           199,250
       1,695,750  Information Resources, Inc., Term Loan B ...............      5.48%        12/31/23         1,707,756
                                                                                                         --------------
                                                                                                              4,350,848
                                                                                                         --------------

                  RESTAURANTS - 1.7%
       1,000,000  Portillo's Holdings LLC, Second Lien Term Loan .........      9.30%        08/15/22         1,002,500
       2,581,812  Portillo's Holdings LLC, Term B Loan (First Lien) ......      5.80%        08/02/21         2,578,585
         416,786  Red Lobster Management LLC, Initial Term Loan (First
                     Lien)................................................      6.48%        07/28/21           420,954
                                                                                                         --------------
                                                                                                              4,002,039
                                                                                                         --------------

                  RETAIL REITS - 0.5%
       1,150,000  Capital Automotive LLC, 2nd Lien Term Loan .............      7.24%        03/15/25         1,167,975
                                                                                                         --------------

                  SECURITY & ALARM SERVICES - 0.2%
         540,023  Garda World Security Corp., Term Loan B ................      7.25%        05/15/24           546,438
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)     MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SEMICONDUCTORS - 0.3%
$        712,818  Western Digital Corp., Term Loan B .....................      3.98%        04/10/23    $      717,573
                                                                                                         --------------

                  SPECIALIZED CONSUMER SERVICES - 0.8%
       1,082,141  Asurion LLC, Replacement TL B-5 ........................      4.23%        11/03/23         1,090,257
         250,000  Asurion LLC, Term Loan (Second Lien) 2017 ..............      8.73%        07/31/25           256,172
         630,975  Asurion LLC, Term Loan B4 ..............................      4.48%        08/04/22           633,240
                                                                                                         --------------
                                                                                                              1,979,669
                                                                                                         --------------

                  SPECIALIZED FINANCE - 1.3%
       1,795,500  AlixPartners LLP, Term Loan B ..........................      4.30%        04/29/24         1,808,679
       1,129,747  Duff & Phelps Corp., Initial Term Loan .................      5.05%        04/23/20         1,137,282
                                                                                                         --------------
                                                                                                              2,945,961
                                                                                                         --------------

                  SPECIALTY CHEMICALS - 0.1%
          81,587  Platform Specialty Products Corp. (fka: Macdermid,
                     Inc.), Term Loan B6..................................      4.23%        06/07/23            81,980
          98,000  Trinseo Materials Operating S.C.A., Term Loan B ........      4.48%        10/13/21            98,765
                                                                                                         --------------
                                                                                                                180,745
                                                                                                         --------------

                  SPECIALTY STORES - 1.0%
         684,801  Party City Holdings, Inc., Term Loan B .................      4.30%        08/19/22           687,081
       1,140,706  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%        05/25/18         1,080,819
         747,841  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.95%        04/25/20           602,012
                                                                                                         --------------
                                                                                                              2,369,912
                                                                                                         --------------

                  SYSTEMS SOFTWARE - 3.9%
         221,929  Applied Systems, Inc., Initial Term Loan (First Lien)...      4.55%        01/25/21           223,760
         217,168  Applied Systems, Inc., Initial Term Loan (Second
                     Lien)................................................      7.80%        01/24/22           219,543
         861,611  Avast Software B.V. (Sybil Software LLC), Term Loan B...      4.55%        09/30/23           868,995
       4,372,704  BMC Software Finance, Inc., Term Loan B ................      5.23%        09/10/22         4,399,683
       1,545,889  Compuware Corp., Term Loan B3 ..........................      5.55%        12/15/21         1,549,754
         373,333  Misys Financial Software Ltd., Term Loan B .............      4.74%        05/15/24           376,238
         247,584  Riverbed Technology, Inc., Term Loan B .................      4.49%        04/24/22           243,954
       1,272,956  Vertafore, Inc., Term Loan B ...........................      4.55%        06/17/23         1,279,321
                                                                                                         --------------
                                                                                                              9,161,248
                                                                                                         --------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.5%
       1,080,000  Avolon Holding LTD., Term Loan B2 ......................      3.98%        01/19/22         1,079,158
                                                                                                         --------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     132,314,395
                  (Cost $133,526,650)                                                                    --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED         STATED
     VALUE                              DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 32.8%

                  AGRICULTURAL PRODUCTS - 0.1%
$        150,000  Lamb Weston Holdings, Inc. (g)..........................      4.63%        11/01/24    $      157,313
                                                                                                         --------------

                  ALUMINUM - 0.2%
         500,000  Novelis Corp. (g).......................................      5.88%        09/30/26           527,500
                                                                                                         --------------

                  APPLICATION SOFTWARE - 0.5%
       1,000,000  Infor (US), Inc. .......................................      6.50%        05/15/22         1,046,250
         198,000  RP Crown Parent LLC (g).................................      7.38%        10/15/24           207,405
                                                                                                         --------------
                                                                                                              1,253,655
                                                                                                         --------------

                  AUTO PARTS & EQUIPMENT - 0.3%
         605,000  Cooper-Standard Automotive, Inc. (g)....................      5.63%        11/15/26           611,806
                                                                                                         --------------

                  AUTOMOTIVE RETAIL - 0.1%
         155,000  KAR Auction Services, Inc. (g)..........................      5.13%        06/01/25           161,975
                                                                                                         --------------

                  BROADCASTING - 2.2%
       1,105,000  Gray Television, Inc. (g)...............................      5.88%        07/15/26         1,146,437
         375,000  LIN Television Corp. ...................................      5.88%        11/15/22           395,156
         100,000  Nexstar Broadcasting, Inc. (g)..........................      6.13%        02/15/22           105,000
       2,000,000  Nexstar Broadcasting, Inc. (g)..........................      5.63%        08/01/24         2,072,500
       1,000,000  Sinclair Television Group, Inc. (g).....................      5.63%        08/01/24         1,042,500
         215,000  Sinclair Television Group, Inc. (g).....................      5.88%        03/15/26           224,944
         100,000  Sinclair Television Group, Inc. (g).....................      5.13%        02/15/27            99,500
                                                                                                         --------------
                                                                                                              5,086,037
                                                                                                         --------------

                  BUILDING PRODUCTS - 0.1%
         176,000  Standard Industries, Inc. (g)...........................      5.00%        02/15/27           181,940
                                                                                                         --------------

                  CABLE & SATELLITE - 1.9%
         972,000  Altice US Finance I Corp. (g)...........................      5.50%        05/15/26         1,032,750
       1,500,000  CCO Holdings LLC/CCO Holdings Capital Corp. ............      5.75%        01/15/24         1,582,500
         200,000  CCO Holdings LLC/CCO Holdings Capital Corp. (g) ........      5.88%        04/01/24           215,250
         474,000  CCO Holdings LLC/CCO Holdings Capital Corp. (g) ........      5.13%        05/01/27           491,182
       1,000,000  Cequel Communications Holdings I LLC/Cequel Capital
                     Corp. (g)............................................      5.13%        12/15/21         1,027,180
         131,000  CSC Holdings LLC (g)....................................      5.50%        04/15/27           139,843
                                                                                                         --------------
                                                                                                              4,488,705
                                                                                                         --------------

                  CASINOS & GAMING - 4.4%
         287,000  Caesars Entertainment Resort Properties LLC ............      8.00%        10/01/20           295,610
       1,482,000  Caesars Entertainment Resort Properties LLC ............     11.00%        10/01/21         1,582,035
       4,533,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                     Properties Finance, Inc. ............................      9.38%        05/01/22         4,912,639
         387,000  Eldorado Resorts, Inc. ..................                     6.00%        04/01/25           416,025


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED         STATED
     VALUE                              DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  CASINOS & GAMING (CONTINUED)
$      1,850,000  MGM Resorts International ..............................      7.75%        03/15/22    $    2,178,190
         459,000  Penn National Gaming, Inc. (g)..........................      5.63%        01/15/27           473,917
         310,000  Station Casinos LLC ....................................      7.50%        03/01/21           323,950
          80,000  Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (g) ....      5.25%        05/15/27            82,000
                                                                                                         --------------
                                                                                                             10,264,366
                                                                                                         --------------

                  COMMUNICATIONS EQUIPMENT - 0.0%
          15,000  CommScope Technologies LLC (g)..........................      5.00%        03/15/27            15,075
                                                                                                         --------------

                  COMPUTER & ELECTRONICS RETAIL - 0.0%
         100,000  Energizer Holdings, Inc. (g)............................      5.50%        06/15/25           105,500
                                                                                                         --------------

                  CONSTRUCTION MATERIALS - 0.0%
          16,000  Summit Materials LLC/Summit Materials Finance
                     Corp. (g)............................................      5.13%        06/01/25            16,480
                                                                                                         --------------

                  CONSUMER FINANCE - 0.0%
          79,000  FirstCash, Inc. (g).....................................      5.38%        06/01/24            83,444
                                                                                                         --------------

                  DIVERSIFIED METALS & MINING - 0.2%
         500,000  Freeport-McMoRan, Inc. .................................      6.88%        02/15/23           545,000
                                                                                                         --------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES - 0.7%
         500,000  Meritage Homes Corp. ...................................      7.00%        04/01/22           570,000
         156,000  Meritage Homes Corp. (g)................................      5.13%        06/06/27           158,535
         500,000  PulteGroup, Inc. .......................................      5.50%        03/01/26           540,000
         355,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc. ..........      5.88%        06/15/24           379,850
                                                                                                         --------------
                                                                                                              1,648,385
                                                                                                         --------------

                  FOOD RETAIL - 0.1%
         270,000  Albertson's Cos. LLC/Safeway, Inc./New Alberston's,
                     Inc./Albertson's LLC (g).............................      5.75%        03/15/25           243,000
                                                                                                         --------------

                  HEALTH CARE EQUIPMENT - 1.0%
       2,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. (g)...      8.13%        06/15/21         1,942,375
         300,000  Hill-Rom Holdings, Inc. (g).............................      5.75%        09/01/23           318,000
                                                                                                         --------------
                                                                                                              2,260,375
                                                                                                         --------------

                  HEALTH CARE FACILITIES - 5.4%
       2,205,000  CHS/Community Health Systems, Inc. .....................      8.00%        11/15/19         2,216,025
       1,100,000  CHS/Community Health Systems, Inc. .....................      6.88%        02/01/22           947,375
         160,000  CHS/Community Health Systems, Inc. .....................      6.25%        03/31/23           164,600
         375,000  HCA, Inc. ..............................................      5.38%        02/01/25           400,312
         750,000  HealthSouth Corp. ......................................      5.75%        11/01/24           766,875
       1,250,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20         1,262,500
         500,000  Kindred Healthcare, Inc. ...............................      6.38%        04/15/22           466,250
       1,500,000  Select Medical Corp. ...................................      6.38%        06/01/21         1,552,500
         500,000  Tenet Healthcare Corp. .................................      6.75%        02/01/20           523,750
       4,000,000  Tenet Healthcare Corp. .................................      8.13%        04/01/22         4,314,000
                                                                                                         --------------
                                                                                                             12,614,187
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED         STATED
     VALUE                              DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE SERVICES - 0.5%
$        487,000  DaVita, Inc. ...........................................      5.00%        05/01/25    $      495,425
         600,000  Envision Healthcare Corp. ..............................      5.63%        07/15/22           622,875
                                                                                                         --------------
                                                                                                              1,118,300
                                                                                                         --------------

                  HEALTH CARE TECHNOLOGY - 0.5%
       1,170,000  Change Healthcare Holdings LLC/Change Healthcare
                     Finance, Inc. (g)....................................      5.75%        03/01/25         1,213,875
                                                                                                         --------------

                  HOTELS, RESORTS & CRUISE LINES - 0.1%
         160,000  Hilton Worldwide Finance LLC/Hilton Worldwide Finance
                     Corp. (g)............................................      4.63%        04/01/25           166,200
                                                                                                         --------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
         250,000  Calpine Corp. ..........................................      5.50%        02/01/24           235,625
         128,000  NRG Energy, Inc. .......................................      7.88%        05/15/21           132,480
         800,000  NRG Energy, Inc. .......................................      6.25%        07/15/22           843,000
                                                                                                         --------------
                                                                                                              1,211,105
                                                                                                         --------------

                  INDUSTRIAL MACHINERY - 0.1%
         142,000  SPX Flow, Inc. (g)......................................      5.63%        08/15/24           147,680
         142,000  SPX Flow, Inc. (g)......................................      5.88%        08/15/26           148,035
                                                                                                         --------------
                                                                                                                295,715
                                                                                                         --------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.2%
         498,000  Zayo Group LLC/Zayo Capital, Inc. (g)...................      5.75%        01/15/27           529,125
                                                                                                         --------------

                  INVESTMENT BANKING & BROKERAGE - 0.5%
       1,050,000  LPL Holdings, Inc. (g)..................................      5.75%        09/15/25         1,102,500
                                                                                                         --------------

                  IT CONSULTING & OTHER SERVICES - 0.1%
         176,000  Gartner, Inc. (g).......................................      5.13%        04/01/25           186,560
                                                                                                         --------------

                  LEISURE FACILITIES - 2.5%
       1,000,000  ClubCorp Club Operations, Inc. (g)......................      8.25%        12/15/23         1,120,000
       2,325,000  Six Flags Entertainment Corp. (g).......................      4.88%        07/31/24         2,371,500
       2,325,000  Six Flags Entertainment Corp. (g).......................      5.50%        04/15/27         2,409,281
                                                                                                         --------------
                                                                                                              5,900,781
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.0%
         237,000  inVentiv Group Holdings, Inc./inVentiv Health, Inc./
                     inVentiv Health Clinical, Inc. (g)...................      7.50%        10/01/24           260,700
         900,000  Jaguar Holding Co. II/Pharmaceutical Product Development
                     LLC (g)..............................................      6.38%        08/01/23           958,500
       1,150,000  Ortho-Clinical Diagnostics Inc./Ortho-Clinical
                     Diagnostics S.A. (g).................................      6.63%        05/15/22         1,135,625
                                                                                                         --------------
                                                                                                              2,354,825
                                                                                                         --------------

                  MANAGED HEALTH CARE - 1.8%
         100,000  Centene Corp. ..........................................      5.63%        02/15/21           104,250
         100,000  Centene Corp. ..........................................      6.13%        02/15/24           109,000
       2,000,000  MPH Acquisition Holdings LLC (g)........................      7.13%        06/01/24         2,170,000


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED         STATED
     VALUE                              DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  MANAGED HEALTH CARE (CONTINUED)
$      1,600,000  Wellcare Health Plans, Inc. ............................      5.25%        04/01/25    $    1,700,000
                                                                                                         --------------
                                                                                                              4,083,250
                                                                                                         --------------

                  METAL & GLASS CONTAINERS - 0.0%
         100,000  Owens-Brockway Glass Container, Inc. (g)................      5.88%        08/15/23           111,000
                                                                                                         --------------

                  MOVIES & ENTERTAINMENT - 0.6%
         930,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25           954,701
          61,000  AMC Entertainment Holdings, Inc. .......................      5.88%        11/15/26            62,366
         340,000  AMC Entertainment Holdings, Inc. .......................      6.13%        05/15/27           350,591
         125,000  Cinemark USA, Inc. .....................................      4.88%        06/01/23           127,750
                                                                                                         --------------
                                                                                                              1,495,408
                                                                                                         --------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.9%
         200,000  Murphy Oil Corp. .......................................      6.88%        08/15/24           213,000
         625,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23           512,500
       1,379,000  Tallgrass Energy Partners LP/Tallgrass Energy Finance
                     Corp. (g)............................................      5.50%        09/15/24         1,418,646
                                                                                                         --------------
                                                                                                              2,144,146
                                                                                                         --------------

                  OIL & GAS REFINING & MARKETING - 0.1%
         250,000  CITGO Petroleum Corp. (g)...............................      6.25%        08/15/22           255,625
          75,000  Murphy Oil USA, Inc. ...................................      5.63%        05/01/27            79,219
                                                                                                         --------------
                                                                                                                334,844
                                                                                                         --------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.3%
         500,000  Crestwood Midstream Partners L.P./Crestwood Midstream
                     Finance Corp. .......................................      5.75%        04/01/25           503,750
          75,000  Holly Energy Partners L.P./Holly Energy Finance
                     Corp. (g)............................................      6.00%        08/01/24            78,469
                                                                                                         --------------
                                                                                                                582,219
                                                                                                         --------------

                  PACKAGED FOODS & MEATS - 1.6%
         390,000  B&G Foods, Inc. ........................................      5.25%        04/01/25           407,550
         640,000  Post Holdings, Inc. (g).................................      5.50%        03/01/25           676,800
       1,850,000  Post Holdings, Inc. (g).................................      5.00%        08/15/26         1,903,187
         640,000  Post Holdings, Inc. (g).................................      5.75%        03/01/27           681,600
                                                                                                         --------------
                                                                                                              3,669,137
                                                                                                         --------------

                  PAPER PACKAGING - 0.4%
         789,000  Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/
                     Reynolds Group Issuer Lu. (g)........................      7.00%        07/15/24           854,586
                                                                                                         --------------

                  PHARMACEUTICALS - 1.2%
         152,000  Eagle Holdings Co. II LLC (g) (h).......................      7.63%        05/15/22           158,460
       2,335,000  Endo Finance LLC/Endo Finco, Inc. (g)...................      7.25%        01/15/22         2,311,650
         200,000  Quintiles IMS, Inc. (g).................................      5.00%        10/15/26           210,000
                                                                                                         --------------
                                                                                                              2,680,110
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED         STATED
     VALUE                              DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  REAL ESTATE SERVICES - 0.5%
$      1,061,000  Realogy Group LLC/ Realogy Co-Issuer Corp. (g) .........      4.88%        06/01/23    $    1,076,915
                                                                                                         --------------

                  RESTAURANTS - 0.1%
         231,000  Landry's, Inc. (g)......................................      6.75%        10/15/24           237,422
                                                                                                         --------------

                  SPECIALTY CHEMICALS - 0.0%
         100,000  Valvoline, Inc. (g).....................................      5.50%        07/15/24           106,250
                                                                                                         --------------

                  SYSTEMS SOFTWARE - 0.4%
         625,000  BMC Software Finance, Inc. (g)..........................      8.13%        07/15/21           650,000
         345,000  BMC Software, Inc. .....................................      7.25%        06/01/18           358,800
          16,000  Symantec Corp. (g)......................................      5.00%        04/15/25            16,800
                                                                                                         --------------
                                                                                                              1,025,600
                                                                                                         --------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
         500,000  Dell International LLC/EMC Corp. (g)....................      7.13%        06/15/24           556,644
                                                                                                         --------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.3%
         561,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           593,258
                                                                                                         --------------

                  TRUCKING - 0.3%
         600,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                     Inc. (g).............................................      5.13%        06/01/22           600,750
         125,000  Avis Budget Car Rental LLC/Avis Budget Finance, Inc. ...      5.50%        04/01/23           126,406
                                                                                                         --------------
                                                                                                                727,156
                                                                                                         --------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.9%
         320,000  SBA Communications Corp. ...............................      4.88%        09/01/24           333,600
         501,000  Sprint Communications, Inc. (g).........................      9.00%        11/15/18           542,959
         500,000  Sprint Communications, Inc. ............................      7.00%        08/15/20           547,500
         200,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           212,000
         200,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23           212,000
         170,000  T-Mobile USA, Inc. .....................................      5.13%        04/15/25           180,625
                                                                                                         --------------
                                                                                                              2,028,684
                                                                                                         --------------
                  TOTAL CORPORATE BONDS AND NOTES......................................................      76,650,358
                  (Cost $74,395,490)                                                                     --------------

FOREIGN CORPORATE BONDS AND NOTES - 6.3%

                  AEROSPACE & DEFENSE - 0.4%
         750,000  Bombardier, Inc. (g)....................................      7.75%        03/15/20           822,188
                                                                                                         --------------

                  ALUMINUM - 0.5%
         780,000  Alcoa Nederland Holding B.V. (g)........................      7.00%        09/30/26           869,700
         250,000  Alcoa Nederland Holding B.V. (g)........................      6.75%        09/30/24           276,875
                                                                                                         --------------
                                                                                                              1,146,575
                                                                                                         --------------

                  AUTOMOBILE MANUFACTURERS - 0.2%
         500,000  Fiat Chrysler Automobiles N.V. .........................      5.25%        04/15/23           520,625
                                                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED         STATED
     VALUE                              DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BUILDING PRODUCTS - 0.2%
$        500,000  Cemex Finance LLC (g)...................................      6.00%        04/01/24    $      531,875
                                                                                                         --------------

                  CABLE & SATELLITE - 0.6%
       1,000,000  Virgin Media Finance PLC (g)............................      6.00%        10/15/24         1,061,870
         351,000  Ziggo Secured Finance B.V. (g)..........................      5.50%        01/15/27           364,162
                                                                                                         --------------
                                                                                                              1,426,032
                                                                                                         --------------

                  CASINOS & GAMING - 0.1%
         327,000  Melco Resorts Finance Ltd. (g)..........................      4.88%        06/06/25           325,342
                                                                                                         --------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
       1,000,000  SFR Group S.A. (g)......................................      6.00%        05/15/22         1,047,480
                                                                                                         --------------

                  METAL & GLASS CONTAINERS - 0.9%
       2,020,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA,
                     Inc. (g).............................................      6.00%        02/15/25         2,156,350
                                                                                                         --------------

                  PACKAGED FOODS & MEATS - 0.3%
         410,000  JBS USA LUX S.A./JBS USA Finance, Inc. (g) .............      8.25%        02/01/20           417,175
         224,000  JBS USA LUX S.A./JBS USA Finance, Inc. (g) .............      5.88%        07/15/24           223,440
                                                                                                         --------------
                                                                                                                640,615
                                                                                                         --------------

                  PHARMACEUTICALS - 2.6%
         180,000  Concordia International Corp. (g).......................      9.00%        04/01/22           138,150
       1,000,000  Mallinckrodt International Finance S.A./Mallinckrodt
                     CB LLC (g)...........................................      5.75%        08/01/22           982,500
         250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                     CB LLC (g)...........................................      5.63%        10/15/23           240,625
         250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                     CB LLC (g)...........................................      5.50%        04/15/25           232,500
       1,087,000  Valeant Pharmaceuticals International, Inc. (g) ........      6.75%        08/15/18         1,088,631
       3,379,000  Valeant Pharmaceuticals International, Inc. (g) ........      5.38%        03/15/20         3,273,406
                                                                                                         --------------
                                                                                                              5,955,812
                                                                                                         --------------

                  RESEARCH & CONSULTING SERVICES - 0.1%
          80,000  IHS Markit, Inc. (g)....................................      4.75%        02/15/25            84,400
         157,000  Nielsen Co. Luxembourg (The) SARL (g)...................      5.00%        02/01/25           162,495
                                                                                                         --------------
                                                                                                                246,895
                                                                                                         --------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................      14,819,789
                  (Cost $14,482,914)                                                                     --------------

     SHARES                                            DESCRIPTION                                           VALUE
----------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS - 0.1%

                  ELECTRIC UTILITIES - 0.1%
          14,134  Vistra Energy Corp. (c) (i)..........................................................         232,222
                  (Cost $218,370)                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

     SHARES                                            DESCRIPTION                                           VALUE
----------------  -------------------------------------------------------------------------------------  --------------
RIGHTS - 0.0%

                  ELECTRIC UTILITIES - 0.0%
          22,964  Vistra Energy Corp. Claim (c) (f) (i)................................................  $            0
          14,134  Vistra Energy Corp. (c) (i)..........................................................          14,374
                                                                                                         --------------
                                                                                                                 14,374
                                                                                                         --------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (e) (f) (i) (j)...................               0
               1  New Millennium Holdco, Inc., Lender Claim Trust (e) (f) (i) (j)......................               0
                                                                                                         --------------
                                                                                                                      0
                                                                                                         --------------
                  TOTAL RIGHTS.........................................................................          14,374
                  (Cost $24,558)                                                                         --------------

MONEY MARKET FUNDS - 3.4%
       7,959,577  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional
                     Class - 0.91% (k).................................................................       7,959,577
                  (Cost $7,959,577)                                                                      --------------

                  TOTAL INVESTMENTS - 99.3%............................................................     231,990,715
                  (Cost $230,607,559) (l)

                  NET OTHER ASSETS AND LIABILITIES - 0.7%..............................................       1,570,217
                                                                                                         --------------
                  NET ASSETS - 100.0%..................................................................  $  233,560,932
                                                                                                         ==============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) On October 3, 2016, Texas Competitive Holdings (TCEH), completed their reorganization in the form of a tax free spin off from their parent company, Energy Future Holdings. As part of the reorganization, first lien holders received equity in a new entity, TCEH Corp., cash held by the new entity, tax receivable rights, and a beneficial interest in an unsecured claim up to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH Corp. changed its name to Vistra Energy Corp.

(d)   This issuer has filed for protection in federal bankruptcy court.

(e) Pursuant to procedures adopted by First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. ("First Trust" or the "Advisor").

(f) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2017, securities noted as such are valued at $378,575 or 0.2% of net assets.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $53,549,859 or 22.9% of net assets.

(h) These notes are Senior Payment-in-kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first payment is scheduled for November 15, 2017.

(i)   Non-income producing security.

(j) On December 21, 2015, Millennium Laboratories LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution.

(k)   Interest rate shown reflects yield as of July 31, 2017.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,048,654 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,665,498.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2       LEVEL 3
                                                        TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                      7/31/2017       PRICES        INPUTS        INPUTS
                                                     ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests:
   Life Sciences Tools & Services..................  $  5,639,967  $         --  $  5,261,392  $    378,575
   Other Senior Floating-Rate Loan Interests*......   126,674,428            --   126,674,428            --
Corporate Bonds and Notes*.........................    76,650,358            --    76,650,358            --
Foreign Corporate Bonds and Notes*.................    14,819,789            --    14,819,789            --
Common Stocks*.....................................       232,222       232,222            --            --
Rights:
   Electric Utilities..............................        14,374            --        14,374            --**
   Life Science Tools & Services...................            --**          --            --            --**
Money Market Funds.................................     7,959,577     7,959,577            --            --
                                                     ------------  ------------  ------------  ------------
Total Investments..................................  $231,990,715  $  8,191,799  $223,420,341  $    378,575
                                                     ============  ============  ============  ============


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

Level 3 Senior Floating-Rate Loan Interests and Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The Level 3 Rights are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2016
     Rights                                                     $         -- **
Net Realized Gain (Loss)                                                  --
Net Change in Unrealized Appreciation/Depreciation                        --
Purchases                                                                 --
     Senior Floating-Rate Loan Interests                             378,575
Sales                                                                     --
Transfers In                                                              --
Transfers Out                                                             --
                                                                ------------
ENDING BALANCE AT JULY 31, 2017
     Senior Floating-Rate Loan Interests                             378,575
     Rights                                                               -- **
                                                                ------------
Total Level 3 holdings                                          $    378,575
                                                                ============

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2017.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

-----------------------------

1 The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           JULY 31, 2017 (UNAUDITED)

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           JULY 31, 2017 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of July 31, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded delayed draw loan commitments as of July 31, 2017.

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 96.6%

                  AIRLINES - 5.1%
          18,525  Delta Air Lines, Inc. ..............................................  $       914,394
          20,669  Southwest Airlines Co. .............................................        1,147,336
                                                                                        ---------------
                                                                                              2,061,730
                                                                                        ---------------

                  AUTO COMPONENTS - 3.4%
          57,206  Dana, Inc. .........................................................        1,356,926
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.8%
           9,485  Gilead Sciences, Inc. ..............................................          721,714
                                                                                        ---------------

                  BUILDING PRODUCTS - 3.4%
          18,396  Trex Co., Inc. (a)..................................................        1,383,563
                                                                                        ---------------

                  CAPITAL MARKETS - 9.9%
           6,739  Affiliated Managers Group, Inc. ....................................        1,252,308
          14,963  MSCI, Inc. .........................................................        1,630,219
         103,980  WisdomTree Investments, Inc. .......................................        1,085,551
                                                                                        ---------------
                                                                                              3,968,078
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 2.4%
          18,024  Jacobs Engineering Group, Inc. .....................................          950,225
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.3%
          20,985  Cognex Corp. .......................................................        1,994,834
          11,084  SYNNEX Corp. .......................................................        1,318,109
                                                                                        ---------------
                                                                                              3,312,943
                                                                                        ---------------

                  FOOD PRODUCTS - 1.8%
          18,680  Cal-Maine Foods, Inc. (a)...........................................          712,642
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
          10,520  ABIOMED, Inc. (a)...................................................        1,557,907
           8,387  Masimo Corp. (a)....................................................          793,410
                                                                                        ---------------
                                                                                              2,351,317
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.9%
          46,596  Boyd Gaming Corp. ..................................................        1,167,696
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 6.6%
          62,176  KB Home ............................................................        1,425,074
          31,144  Toll Brothers, Inc. ................................................        1,201,847
                                                                                        ---------------
                                                                                              2,626,921
                                                                                        ---------------

                  IT SERVICES - 5.5%
           4,277  Alliance Data Systems Corp. ........................................        1,032,596
          16,827  Cognizant Technology Solutions Corp., Class A ......................        1,166,448
                                                                                        ---------------
                                                                                              2,199,044
                                                                                        ---------------

                  LEISURE PRODUCTS - 4.4%
          84,357  Callaway Golf Co. ..................................................        1,073,865
          39,355  Nautilus, Inc. (a)..................................................          692,648
                                                                                        ---------------
                                                                                              1,766,513
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY - 5.8%
          35,940  Trinity Industries, Inc. ...........................................   $      985,115
          71,052  Wabash National Corp. ..............................................        1,355,672
                                                                                        ---------------
                                                                                              2,340,787
                                                                                        ---------------

                  MEDIA - 2.1%
          29,288  Twenty-First Century Fox, Inc., Class A ............................          852,281
                                                                                        ---------------

                  MULTILINE RETAIL - 2.1%
          11,468  Dollar General Corp. ...............................................          861,935
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.6%
          15,061  Valero Energy Corp. ................................................        1,038,757
                                                                                        ---------------

                  PHARMACEUTICALS - 2.7%
           4,223  Allergan PLC .......................................................        1,065,590
                                                                                        ---------------

                  ROAD & RAIL - 6.6%
          12,179  Old Dominion Freight Line, Inc. ....................................        1,168,088
          27,478  Saia, Inc. (a)......................................................        1,493,429
                                                                                        ---------------
                                                                                              2,661,517
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
          16,224  Monolithic Power Systems, Inc. .....................................        1,660,040
                                                                                        ---------------

                  SOFTWARE - 5.7%
          34,806  Progress Software Corp. ............................................        1,114,140
          60,485  TiVo Corp. .........................................................        1,185,506
                                                                                        ---------------
                                                                                              2,299,646
                                                                                        ---------------

                  SPECIALTY RETAIL - 1.4%
          18,686  Bed Bath & Beyond, Inc. ............................................          558,711
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.1%
          29,763  Skechers U.S.A., Inc., Class A (a)..................................          836,043
                                                                                        ---------------

                  TOTAL INVESTMENTS - 96.6% ..........................................       38,754,619
                  (Cost $32,328,139) (b)

                  NET OTHER ASSETS AND LIABILITIES - 3.4% ............................        1,353,755
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    40,108,374
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,037,063 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $610,583.


                        See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                              LEVEL 2       LEVEL 3
                                                   TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                  VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                 7/31/2017       PRICES        INPUTS        INPUTS
                                                ------------  ------------  ------------  ------------
Common Stocks*................................  $ 38,754,619  $ 38,754,619  $         --  $         --
                                                ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                         FIRST TRUST AQA(R) EQUITY FUND
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust AQA(R) Equity Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares:
Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                         FIRST TRUST AQA(R) EQUITY FUND
                           JULY 31, 2017 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
                 ----------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2017
     --------------------

* Print the name and title of each signing officer under his or her signature.